Segments and Geographical Information (Details 2) (Customer A [Member], Supply Chain Solutions [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer A [Member] | Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	13.00%	13.00%	15.00%